Portfolio of investments—February 29, 2024 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 98.48%
Communication services: 9.83%
Entertainment: 1.20%
Live Nation Entertainment, Inc.†	4,378	$424,578
Netflix, Inc.†	1,093	658,992
Take-Two Interactive Software, Inc.†	3,080	452,544
		1,536,114
Interactive media & services: 7.89%
Alphabet, Inc. Class A†	17,024	2,357,143
Alphabet, Inc. Class C†	21,237	2,968,508
Meta Platforms, Inc. Class A	9,750	4,778,768
		10,104,419
Media: 0.74%
Fox Corp. Class A	22,997	685,081
Trade Desk, Inc. Class A†	3,092	264,149
		949,230
Consumer discretionary: 16.15%
Broadline retail: 5.83%
Amazon.com, Inc.†	37,699	6,663,675
MercadoLibre, Inc.†	505	805,627
		7,469,302
Hotels, restaurants & leisure: 3.21%
Airbnb, Inc. Class A†	1,053	165,816
Booking Holdings, Inc.†	330	1,144,714
Chipotle Mexican Grill, Inc.†	195	524,310
DoorDash, Inc. Class A†	2,951	367,606
DraftKings, Inc. Class A†	5,506	238,520
Hilton Worldwide Holdings, Inc.	2,512	513,252
Royal Caribbean Cruises Ltd.†	7,994	986,060
Starbucks Corp.	1,887	179,076
		4,119,354
Household durables: 1.53%
Lennar Corp. Class A	6,271	994,016
PulteGroup, Inc.	8,949	969,893
		1,963,909
Specialty retail: 4.20%
AutoZone, Inc.†	250	751,505
Home Depot, Inc.	335	127,504
O’Reilly Automotive, Inc.†	1,187	1,290,768
Ross Stores, Inc.	6,390	951,854
TJX Cos., Inc.	7,546	748,111
Ulta Beauty, Inc.†	2,747	1,506,894
		5,376,636
See accompanying notes to portfolio of investments
Allspring Diversified Large Cap Growth Portfolio | 1

Portfolio of investments—February 29, 2024 (unaudited)

	Shares	Value
Textiles, apparel & luxury goods: 1.38%
Deckers Outdoor Corp.†	840	$752,296
lululemon athletica, Inc.†	1,991	929,976
NIKE, Inc. Class B	866	90,003
		1,772,275
Consumer staples: 2.12%
Beverages: 0.36%
Celsius Holdings, Inc.†	4,269	348,436
Constellation Brands, Inc. Class A	438	108,852
		457,288
Consumer staples distribution & retail : 0.98%
Costco Wholesale Corp.	1,688	1,255,686
Food products: 0.32%
Archer-Daniels-Midland Co.	7,794	413,939
Personal care products: 0.46%
BellRing Brands, Inc.†	5,212	296,823
Estee Lauder Cos., Inc. Class A	1,970	292,703
		589,526
Energy: 2.16%
Energy equipment & services: 0.52%
Halliburton Co.	18,942	664,296
Oil, gas & consumable fuels: 1.64%
Chevron Corp.	4,459	677,812
ConocoPhillips	6,229	701,012
EOG Resources, Inc.	6,354	727,279
		2,106,103
Financials: 8.51%
Banks: 2.14%
Citigroup, Inc.	10,025	556,287
Citizens Financial Group, Inc.	14,142	443,918
First Citizens BancShares, Inc. Class A	557	876,612
JPMorgan Chase & Co.	4,686	871,877
		2,748,694
Capital markets: 2.97%
BlackRock, Inc.	372	301,818
Goldman Sachs Group, Inc.	1,946	757,091
Moody’s Corp.	266	100,926
MSCI, Inc.	558	313,021
S&P Global, Inc.	2,762	1,183,186
Tradeweb Markets, Inc. Class A	7,179	759,682
Virtu Financial, Inc. Class A	21,414	386,523
		3,802,247
See accompanying notes to portfolio of investments
2 | Allspring Diversified Large Cap Growth Portfolio

Portfolio of investments—February 29, 2024 (unaudited)

	Shares	Value
Financial services: 3.10%
Block, Inc.†	2,249	$178,728
Mastercard, Inc. Class A	6,058	2,876,096
Visa, Inc. Class A	3,243	916,601
		3,971,425
Insurance: 0.30%
Kinsale Capital Group, Inc.	748	386,103
Health care: 11.57%
Biotechnology: 3.02%
AbbVie, Inc.	4,035	710,362
Amgen, Inc.	3,072	841,206
Argenx SE ADR†	890	338,209
Regeneron Pharmaceuticals, Inc.†	903	872,379
Sarepta Therapeutics, Inc.†	1,592	203,617
United Therapeutics Corp.†	2,571	580,120
Vertex Pharmaceuticals, Inc.†	780	328,177
		3,874,070
Health care equipment & supplies: 3.29%
Boston Scientific Corp.†	12,543	830,472
DexCom, Inc.†	709	81,585
Edwards Lifesciences Corp.†	8,926	757,549
Intuitive Surgical, Inc.†	4,233	1,632,245
Penumbra, Inc.†	860	202,031
Shockwave Medical, Inc.†	1,048	273,392
Stryker Corp.	1,265	441,573
		4,218,847
Health care providers & services: 1.30%
Cencora, Inc.	3,817	899,285
UnitedHealth Group, Inc.	1,556	768,042
		1,667,327
Health care technology: 0.52%
Veeva Systems, Inc. Class A†	2,921	658,715
Life sciences tools & services: 0.67%
Avantor, Inc.†	11,285	278,063
Repligen Corp.†	610	118,334
Thermo Fisher Scientific, Inc.	813	463,556
		859,953
Pharmaceuticals: 2.77%
Eli Lilly & Co.	3,340	2,517,291
Novo Nordisk AS ADR	4,700	562,919
Pfizer, Inc.	15,105	401,189
Zoetis, Inc.	332	65,845
		3,547,244
See accompanying notes to portfolio of investments
Allspring Diversified Large Cap Growth Portfolio | 3

Portfolio of investments—February 29, 2024 (unaudited)

	Shares	Value
Industrials: 7.05%
Aerospace & defense: 0.58%
HEICO Corp.	2,279	$440,758
TransDigm Group, Inc.	255	300,324
		741,082
Building products: 0.18%
Trex Co., Inc.†	2,547	233,713
Commercial services & supplies: 1.60%
Copart, Inc.†	38,623	2,052,813
Construction & engineering: 1.29%
EMCOR Group, Inc.	3,628	1,137,451
Quanta Services, Inc.	2,151	519,488
		1,656,939
Electrical equipment: 1.26%
Eaton Corp. PLC	1,377	397,953
nVent Electric PLC	14,182	954,732
Vertiv Holdings Co.	3,834	259,255
		1,611,940
Ground transportation: 1.27%
Uber Technologies, Inc.†	20,534	1,632,453
Machinery: 0.87%
AGCO Corp.	5,324	584,043
Fortive Corp.	6,150	523,549
		1,107,592
Information technology: 36.88%
Communications equipment: 1.74%
Arista Networks, Inc.†	8,007	2,222,263
IT services: 1.07%
EPAM Systems, Inc.†	1,229	374,108
MongoDB, Inc.†	1,389	621,689
Shopify, Inc. Class A†	3,942	301,050
Snowflake, Inc. Class A†	405	76,253
		1,373,100
Semiconductors & semiconductor equipment: 11.12%
Advanced Micro Devices, Inc.†	5,650	1,087,794
Applied Materials, Inc.	5,223	1,053,061
Broadcom, Inc.	1,346	1,750,460
Enphase Energy, Inc.†	1,610	204,486
KLA Corp.	1,479	1,009,122
Marvell Technology, Inc.	6,626	474,819
Microchip Technology, Inc.	10,908	917,799
Monolithic Power Systems, Inc.	767	552,271
See accompanying notes to portfolio of investments
4 | Allspring Diversified Large Cap Growth Portfolio

Portfolio of investments—February 29, 2024 (unaudited)

	Shares	Value
Semiconductors & semiconductor equipment(continued)
NVIDIA Corp.	8,264	$6,537,816
ON Semiconductor Corp.†	8,450	666,874
		14,254,502
Software: 18.27%
Adobe, Inc.†	2,012	1,127,283
AppLovin Corp. Class A†	2,950	176,174
Atlassian Corp. Class A†	1,343	278,565
Cadence Design Systems, Inc.†	5,713	1,738,923
Check Point Software Technologies Ltd.†	1,415	226,994
Crowdstrike Holdings, Inc. Class A†	1,839	596,112
Datadog, Inc. Class A†	3,789	498,102
Dynatrace, Inc.†	4,491	222,529
Fair Isaac Corp.†	653	829,251
Intuit, Inc.	761	504,459
Microsoft Corp.	29,248	12,098,143
Oracle Corp.	15,449	1,725,344
Palo Alto Networks, Inc.†	2,791	866,745
Salesforce, Inc.†	1,312	405,172
ServiceNow, Inc.†	1,449	1,117,672
Tyler Technologies, Inc.†	806	352,335
Workday, Inc. Class A†	1,353	398,675
Zscaler, Inc.†	1,034	250,197
		23,412,675
Technology hardware, storage & peripherals: 4.68%
Apple, Inc.	33,205	6,001,804
Materials: 2.73%
Chemicals: 1.37%
CF Industries Holdings, Inc.	6,731	543,326
Linde PLC	2,705	1,214,058
		1,757,384
Metals & mining: 1.36%
Nucor Corp.	4,540	873,042
Reliance, Inc.	2,681	861,191
		1,734,233
Real estate: 1.48%
Retail REITs : 0.76%
Simon Property Group, Inc.	6,565	972,539
Specialized REITs : 0.72%
Equinix, Inc.	268	238,204
Weyerhaeuser Co.	20,029	688,597
		926,801
Total common stocks (Cost $59,421,576)		126,204,535
See accompanying notes to portfolio of investments
Allspring Diversified Large Cap Growth Portfolio | 5

Portfolio of investments—February 29, 2024 (unaudited)

		Yield	Shares	Value
Short-term investments: 1.03%
Investment companies: 1.03%
Allspring Government Money Market Fund Select Class♠∞		5.24%	1,319,918	$1,319,918
Total short-term investments (Cost $1,319,918)				1,319,918
Total investments in securities (Cost $60,741,494)	99.51%			127,524,453
Other assets and liabilities, net	0.49			627,908
Total net assets	100.00%			$128,152,361

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$1,071,110	$30,907,147	$(30,658,339)	$0	$0	$1,319,918	1,319,918	$63,964
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
Micro E-Mini S&P 500 Index	31	3-15-2024	$784,804	$791,081	$6,277	$0
See accompanying notes to portfolio of investments
6 | Allspring Diversified Large Cap Growth Portfolio

Notes to portfolio of investments—February 29, 2024 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Futures contracts
Futures contracts are agreements between the Portfolio and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk . The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Portfolio since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Portfolio fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Portfolio’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Diversified Large Cap Growth Portfolio | 7

Notes to portfolio of investments—February 29, 2024 (unaudited)
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of February 29, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$12,589,763	$0	$0	$12,589,763
Consumer discretionary	20,701,476	0	0	20,701,476
Consumer staples	2,716,439	0	0	2,716,439
Energy	2,770,399	0	0	2,770,399
Financials	10,908,469	0	0	10,908,469
Health care	14,826,156	0	0	14,826,156
Industrials	9,036,532	0	0	9,036,532
Information technology	47,264,344	0	0	47,264,344
Materials	3,491,617	0	0	3,491,617
Real estate	1,899,340	0	0	1,899,340
Short-term investments
Investment companies	1,319,918	0	0	1,319,918
	127,524,453	0	0	127,524,453
Futures contracts	6,277	0	0	6,277
Total assets	$127,530,730	$0	$0	$127,530,730
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
As of February 29, 2024, $78,400 was segregated as cash collateral for these open futures contracts.
At February 29, 2024, the Portfolio did not have any transfers into/out of Level 3.
8 | Allspring Diversified Large Cap Growth Portfolio